Eaton Vance

Core Plus Bond Fund

December 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 37.2%

Security	Principal Amount* (000’s omitted)	Value
Aerospace & Defense — 0.6%
Azul Investments LLP, 5.875%, 10/26/24(1)	5,665	$5,891,175

		$5,891,175

Automotive — 0.4%
General Motors Co., 5.40%, 4/1/48	3,731	$3,860,087

		$3,860,087

Banks — 4.0%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	4,624	$4,624,000
Banco Mercantil del Norte SA/Grand Cayman, 5.75% to 10/4/26, 10/4/31(1)(2)	6,225	6,452,882
Banco Mercantil del Norte SA/Grand Cayman, 7.50% to 6/27/29(1)(2)(3)	745	796,226
Banco Santander SA, 3.80%, 2/23/28	6,400	6,735,514
Barclays PLC, 5.088% to 6/20/29, 6/20/30(2)	3,340	3,723,319
BBVA Bancomer SA, 5.125% to 1/17/28, 1/18/33(1)(2)	5,320	5,380,036
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(2)	7,600	7,643,415
Western Union Co. (The), 2.85%, 1/10/25	2,758	2,767,849

		$38,123,241

Building Materials — 0.9%
Owens Corning, 3.95%, 8/15/29	8,564	$8,919,639

		$8,919,639

Chemicals — 1.9%
Alpek SAB de CV, 4.25%, 9/18/29(1)	2,490	$2,544,158
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	4,340	4,324,810
Braskem Netherlands Finance BV, 5.875%, 1/31/50(1)	4,340	4,317,215
Huntsman International, LLC, 4.50%, 5/1/29	6,420	6,818,752

		$18,004,935

Commercial Services — 0.5%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	2,765	$2,849,097
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	1,650	1,689,188

		$4,538,285

Computers — 0.2%
Hewlett Packard Enterprise Co., 2.567%, (3 mo. USD LIBOR + 0.68%), 3/12/21(4)	2,013	$2,020,843

		$2,020,843

Consumer Products — 0.5%
Grupo KUO SAB de CV, 5.75%, 7/7/27(1)	4,155	$4,353,848

		$4,353,848

Security	Principal Amount* (000’s omitted)		Value
Diversified Financial Services — 4.4%
Banco BTG Pactual SA/Cayman Islands, 4.50%, 1/10/25(1)		10,550	$10,708,250
Brookfield Finance, Inc., 4.70%, 9/20/47		3,240	3,721,085
Credit Acceptance Corp., 5.125%, 12/31/24(1)		2,939	3,059,381
Credito Real SAB de CV SOFOM ER, 5.00%, 2/1/27(1)	EUR	1,633	1,932,335
Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/26(1)		1,195	1,363,653
Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		5,604	5,939,834
KKR Group Finance Co. VI, LLC, 3.75%, 7/1/29(1)		2,690	2,866,742
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)		1,685	1,731,206
Springleaf Finance Corp., 7.125%, 3/15/26		2,966	3,434,850
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(2)		6,349	6,633,975
Unifin Financiera SAB de CV SOFOM ER, 7.375%, 2/12/26(1)		1,375	1,380,648

			$42,771,959

Electric Utilities — 0.5%
Edison International, 3.55%, 11/15/24		1,365	$1,398,530
Enel Finance International NV, 3.625%, 5/25/27(1)		3,358	3,478,534

			$4,877,064

Electrical and Electronic Equipment — 0.8%
Ingram Micro, Inc., 5.45%, 12/15/24		7,537	$7,917,724

			$7,917,724

Energy — 0.4%
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27(1)		3,930	$4,111,763

			$4,111,763

Financial Services — 0.8%
Carlyle Finance Subsidiary, LLC, 3.50%, 9/19/29(1)		7,675	$7,654,434

			$7,654,434

Health Care — 0.4%
Centene Corp., 4.25%, 12/15/27(1)		1,705	$1,757,173
Centene Corp., 4.625%, 12/15/29(1)		1,940	2,048,058

			$3,805,231

Home Construction — 0.8%
MDC Holdings, Inc., 6.00%, 1/15/43		4,500	$4,687,987
PulteGroup, Inc., 6.00%, 2/15/35		2,622	2,936,892

			$7,624,879

Insurance — 1.3%
Brown & Brown, Inc., 4.50%, 3/15/29		3,180	$3,498,444
Radian Group, Inc., 4.875%, 3/15/27		8,554	9,027,442

			$12,525,886

Internet Software & Services — 0.9%
Symantec Corp., 5.00%, 4/15/25(1)		7,024	$7,177,282
Twitter, Inc., 3.875%, 12/15/27(1)		1,268	1,270,510

			$8,447,792

Machinery — 0.9%
nVent Finance S.a.r.l., 4.55%, 4/15/28		6,210	$6,444,108
Wabtec Corp., 4.95%, 9/15/28		2,167	2,384,406

			$8,828,514

Security	Principal Amount* (000’s omitted)	Value
Media — 0.9%
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	2,265	$2,384,168
Discovery Communications, LLC, 5.20%, 9/20/47	5,815	6,769,810

		$9,153,978

Oil and Gas — 4.2%
Apache Corp., 4.25%, 1/15/30	2,540	$2,634,249
Gran Tierra Energy, Inc., 7.75%, 5/23/27(1)	1,200	1,125,429
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(1)	3,125	2,822,656
National Oilwell Varco, Inc., 3.60%, 12/1/29	8,893	8,922,786
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	10,919	10,939,419
Occidental Petroleum Corp., 3.36%, (3 mo. USD LIBOR + 1.45%), 8/15/22(4)	7,674	7,715,723
Oceaneering International, Inc., 6.00%, 2/1/28	452	444,247
Patterson-UTI Energy, Inc., 3.95%, 2/1/28	5,555	5,400,401
Petrobras Global Finance BV, 5.093%, 1/15/30(1)	869	932,228

		$40,937,138

Pharmaceuticals — 1.0%
CVS Health Corp., 3.25%, 8/15/29	6,875	$6,991,381
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	3,635	3,035,316

		$10,026,697

Pipelines — 0.5%
Plains All America Pipeline, L.P./PAA Finance Corp., 3.55%, 12/15/29	4,976	$4,907,839

		$4,907,839

Real Estate Investment Trusts (REITs) — 3.5%
CyrusOne, L.P./CyrusOne Finance Corp., 3.45%, 11/15/29	3,783	$3,800,364
EPR Properties, 3.75%, 8/15/29	9,364	9,491,070
Newmark Group, Inc., 6.125%, 11/15/23	4,792	5,284,155
SBA Tower Trust, 2.836%, 1/15/25(1)	5,370	5,429,284
Service Properties Trust, 4.75%, 10/1/26	9,755	10,005,390

		$34,010,263

Retail-Specialty and Apparel — 3.3%
Best Buy Co., Inc., 4.45%, 10/1/28	6,135	$6,730,283
Macy’s Retail Holdings, Inc., 4.30%, 2/15/43	8,507	6,841,269
Nordstrom, Inc., 4.375%, 4/1/30	3,450	3,520,527
Nordstrom, Inc., 5.00%, 1/15/44	8,015	7,850,640
Tapestry, Inc., 4.125%, 7/15/27	6,291	6,428,835

		$31,371,554

Technology — 0.3%
Trimble, Inc., 4.90%, 6/15/28	2,965	$3,237,837

		$3,237,837

Telecommunications — 0.4%
CommScope Technologies, LLC, 5.00%, 3/15/27(1)	2,720	$2,563,668
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	1,515	1,520,499

		$4,084,167

Thrifts & Mortgage Finance — 0.7%
Nationwide Building Society, 4.125% to 10/18/27, 10/18/32(1)(2)	6,160	$6,412,235

		$6,412,235

Security	Principal Amount* (000’s omitted)	Value
Toys, Games & Hobbies — 0.2%
Mattel, Inc., 5.45%, 11/1/41	1,830	$1,552,636
Mattel, Inc., 6.20%, 10/1/40	185	168,986

		$1,721,622

Transportation — 2.0%
A.P. Moller - Maersk A/S, 3.875%, 9/28/25(1)	1,631	$1,690,847
A.P. Moller - Maersk A/S, 4.50%, 6/20/29(1)	4,090	4,364,421
Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	9,705	8,867,944
JSL Europe S.A., 7.75%, 7/26/24(1)	3,920	4,235,932

		$19,159,144

Total Corporate Bonds & Notes (identified cost $345,578,061)		$359,299,773

Collateralized Mortgage Obligations — 6.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M1, 2.542%, (1 mo. USD LIBOR + 0.75%), 3/25/30(4)	$2,223	$2,226,969
Series 2017-HQA1, Class M1, 2.992%, (1 mo. USD LIBOR + 1.20%), 8/25/29(4)	1,141	1,143,373
Series 2018-DNA1, Class M2, 3.592%, (1 mo. USD LIBOR + 1.80%), 7/25/30(4)	8,418	8,442,087
Series 2018-DNA1, Class M2AT, 2.842%, (1 mo. USD LIBOR + 1.05%), 7/25/30(4)	2,630	2,627,223
Series 2019-DNA3, Class M1, 2.522%, (1 mo. USD LIBOR + 0.73%), 7/25/49(1)(4)	1,459	1,461,227
Series 2019-DNA3, Class M2, 3.842%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(4)	7,287	7,327,506
Series 2019-DNA4, Class M1, 2.492%, (1 mo. USD LIBOR + 0.70%), 10/25/49(1)(4)	2,113	2,114,194
Series 2019-HQA1, Class M2, 4.142%, (1 mo. USD LIBOR + 2.35%), 2/25/49(1)(4)	7,500	7,584,190
Series 2019-HQA2, Class M2, 3.842%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(4)	3,855	3,873,427
Series 2019-HQA3, Class M2, 3.642%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(4)	1,220	1,221,038

		$38,021,234

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 1M2, 4.792%, (1 mo. USD LIBOR + 3.00%), 7/25/24(4)	$2,598	$2,737,307
Series 2017-C03, Class 1M1, 2.742%, (1 mo. USD LIBOR + 0.95%), 10/25/29(4)	486	487,423
Series 2017-C04, Class 2M1, 2.642%, (1 mo. USD LIBOR + 0.85%), 11/25/29(4)	441	441,477
Series 2017-C07, Class 1M1, 2.442%, (1 mo. USD LIBOR + 0.65%), 5/25/30(4)	2,722	2,725,688
Series 2018-C03, Class 1M1, 2.472%, (1 mo. USD LIBOR + 0.68%), 10/25/30(4)	1,790	1,792,512
Series 2018-C05, Class 1M1, 2.512%, (1 mo. USD LIBOR + 0.72%), 1/25/31(4)	1,029	1,031,026
Series 2018-R07, Class 1M2, 4.192%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(4)	1,860	1,878,719
Series 2019-R02, Class 1M2, 4.092%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(4)	5,825	5,872,146
Series 2019-R05, Class 1M1, 2.542%, (1 mo. USD LIBOR + 0.75%), 7/25/39(1)(4)	846	847,521
Series 2019-R05, Class 1M2, 3.792%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(4)	2,594	2,609,305
Series 2019-R06, Class 2M1, 2.542%, (1 mo. USD LIBOR + 0.75%), 9/25/39(1)(4)	4,323	4,328,606

		$24,751,730

Total Collateralized Mortgage Obligations (identified cost $62,669,646)		$62,772,964

Commercial Mortgage-Backed Securities — 11.6%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(5)	$7,255	$6,849,542
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(5)	7,215	6,140,446
BX Commercial Mortgage Trust
Series 2019-XL, Class B, 2.82%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(4)	3,670	3,679,066
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(5)	1,500	1,350,651
Series 2016-C7, Class D, 4.432%, 12/10/54(1)(5)	1,725	1,704,075
Citigroup Commercial Mortgage Trust
Series 2017-MDRB, Class C, 4.24%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(4)	1,000	1,000,530
Series 2017-MDRC, Class C, 3.04%, (1 mo. USD LIBOR + 1.30%), 7/15/30(1)(4)	1,850	1,842,276
Series 2017-MDRC, Class D, 3.99%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(4)	1,600	1,598,367
COMM Mortgage Trust
Series 2014-CR19, Class A3, 3.53%, 8/10/47	3,677	3,674,590
Series 2015-CR22, Class D, 4.125%, 3/10/48(1)(5)	2,324	2,296,783
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class D, 4.36%, 12/15/49(1)(5)	2,000	1,791,179
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class C, 4.557%, 9/15/47(5)	1,135	1,159,378
Series 2014-C22, Class D, 4.557%, 9/15/47(1)(5)	1,980	1,807,260
Series 2014-C25, Class D, 3.951%, 11/15/47(1)(5)	3,575	3,219,594
Series 2015-C29, Class D, 3.656%, 5/15/48(5)	500	432,410
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.418%, 8/15/46(1)(5)	2,454	2,507,003
Series 2013-C16, Class D, 5.027%, 12/15/46(1)(5)	1,500	1,569,579
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	859	853,626
MelTel Land Funding, LLC
Series 2019-1A, Class B, 4.701%, 4/15/49(1)	515	527,632
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29, Class D, 3.00%, 5/15/49(1)	7,048	5,798,454
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(5)	5,490	4,546,316
Morgan Stanley Capital I Trust
Series 2016-UB12, Class D, 3.312%, 12/15/49(1)	7,150	5,568,843
Series 2019-BPR, Class B, 3.84%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(4)	4,000	3,998,798
Series 2019-BPR, Class C, 4.79%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(4)	1,540	1,542,229
Motel 6 Trust
Series 2017-MTL6, Class C, 3.14%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(4)	802	803,264
Series 2017-MTL6, Class E, 4.99%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(4)	664	667,755
Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M7, 3.492%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(4)	958	963,304
Series 2019-01, Class M10, 5.042%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(4)	510	532,917
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class C, 3.965%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(4)	3,106	3,093,655
Progress Residential Trust
Series 2015-SFR3, Class E, 5.66%, 11/12/32(1)	2,360	2,359,356
Series 2019-SFR3, Class A, 2.271%, 9/17/36(1)	3,440	3,369,361
RETL Trust
Series 2019-RVP, Class B, 3.29%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(4)	4,425	4,435,377
Stack Infrastructure Issuer, LLC
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	9,089	9,520,164
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	1,060	1,059,268

Security	Principal Amount (000’s omitted)	Value
Thunderbolt Aircraft Lease, Ltd.
Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(6)	$2,744	$2,838,272
Toorak Mortgage Corp.
Series 2019-2, Class A1, 3.721%, 9/25/22	2,400	2,398,809
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class D, 4.31%, 4/10/46(1)(5)	2,000	1,944,902
Wells Fargo Commercial Mortgage Trust
Series 2015-C31, Class D, 3.852%, 11/15/48	5,065	4,667,583
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	2,150	1,875,206
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	3,000	2,361,730
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,150	3,437,247

Total Commercial Mortgage-Backed Securities (identified cost $109,614,790)		$111,786,797

Asset-Backed Securities — 22.2%

Security	Principal Amount (000’s omitted)	Value
Aaset Trust
Series 2019-2, Class B, 4.458%, 10/16/39(1)	$3,451	$3,418,069
ARI Fleet Lease Trust
Series 2018-B, Class A2, 3.22%, 8/16/27(1)	747	753,470
Avant Loans Funding Trust
Series 2018-A, Class C, 4.79%, 5/15/24(1)	7,560	7,634,080
Series 2018-B, Class A, 3.42%, 1/18/22(1)	907	909,168
Series 2019-A, Class A, 3.48%, 7/15/22(1)	731	734,209
Series 2019-B, Class A, 2.72%, 10/15/26(1)	9,503	9,512,907
Avis Budget Rental Car Funding, LLC
Series 2014-2A, Class A, 2.50%, 2/20/21(1)	3,327	3,326,962
Series 2015-1A, Class B, 3.22%, 7/20/21(1)	3,650	3,660,230
CIG Auto Receivables Trust
Series 2019-1A, Class A, 3.33%, 8/15/24(1)	1,354	1,361,891
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	6,976	7,160,600
Conn’s Receivables Funding, LLC
Series 2018-A, Class A, 3.25%, 1/15/23(1)	86	86,439
Series 2018-A, Class B, 4.65%, 1/15/23(1)	1,969	1,980,310
Series 2019-A, Class A, 3.40%, 10/16/23(1)	421	424,041
Series 2019-A, Class B, 4.36%, 10/16/23(1)	3,350	3,384,081
Series 2019-B, Class B, 3.62%, 6/17/24(1)	3,925	3,930,282
Consumer Loan Underlying Bond Credit Trust
Series 2017-P2, Class A, 2.61%, 1/15/24(1)	385	384,610
Series 2019-P1, Class A, 2.94%, 7/15/26(1)	4,503	4,525,364
Series 2019-P2, Class A, 2.47%, 10/15/26(1)	6,581	6,584,939
Driven Brands Funding, LLC
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	3,690	3,697,715
Enterprise Fleet Financing, LLC
Series 2017-1, Class A2, 2.13%, 7/20/22(1)	435	434,697

Security	Principal Amount (000’s omitted)	Value
Exeter Automobile Receivables Trust
Series 2017-1A, Class B, 3.00%, 12/15/21(1)	$994	$995,601
Series 2019-3A, Class A, 2.59%, 9/15/22(1)	2,150	2,153,956
ExteNet LLC
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	2,475	2,488,665
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	2,450	2,464,555
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	2,090	2,104,907
Falcon Aerospace, Ltd.
Series 2019-1, Class B, 4.791%, 9/15/39(1)	5,885	5,863,844
Series 2019-1, Class C, 6.656%, 9/15/39(1)	3,375	3,370,173
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	2,823	2,836,777
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	339	340,407
FREED ABS Trust
Series 2019-1, Class A, 3.42%, 6/18/26(1)	2,846	2,861,456
Series 2019-2, Class A, 2.62%, 11/18/26(1)	7,895	7,896,387
Helios Issuer, LLC
Series 2017-1A, Class C, 8.00%, 9/20/49(1)	5,511	5,721,022
Horizon Aircraft Finance I, Ltd.
Series 2018-1, Class A, 4.458%, 12/15/38(1)	1,301	1,336,785
Horizon Aircraft Finance II, Ltd.
Series 2019-1, Class A, 3.721%, 7/15/39(1)	2,260	2,258,831
Series 2019-1, Class B, 4.703%, 7/15/39(1)	2,494	2,486,845
Series 2019-1, Class C, 6.90%, 7/15/39(1)	776	789,702
Series 2019-2, Class B, 4.458%, 11/15/39(1)	1,175	1,169,723
HPEFS Equipment Trust
Series 2019-1A, Class A1, 2.15%, 10/9/20(1)	2,630	2,633,888
Jack in the Box Funding, LLC
Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	1,235	1,245,646
LL ABS Trust
Series 2019-1A, Class A, 2.87%, 3/15/27(1)	4,350	4,350,354
Marlette Funding Trust
Series 2018-3A, Class C, 4.63%, 9/15/28(1)	3,435	3,516,017
Series 2019-2A, Class A, 3.13%, 7/16/29(1)	780	785,364
Mosaic Solar Loan Trust
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	3,455	3,438,422
OneMain Financial Issuance Trust
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	6,460	6,459,646
OSCAR US Funding X, LLC
Series 2019-1A, Class A2, 3.10%, 4/11/22(1)	894	897,926
Planet Fitness Master Issuer, LLC
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	4,069	4,146,708
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,440	2,408,290
Prestige Auto Receivables Trust
Series 2019-1A, Class A2, 2.44%, 7/15/22(1)	1,780	1,782,399
Prosper Marketplace Issuance Trust
Series 2017-2A, Class C, 5.37%, 9/15/23(1)	669	674,005
Series 2018-1A, Class C, 4.87%, 6/17/24(1)	1,250	1,262,064
Series 2018-2A, Class A, 3.35%, 10/15/24(1)	444	444,695
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(1)	5,100	5,107,753

Security	Principal Amount (000’s omitted)		Value
SERVPRO Master Issuer, LLC
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		$8,364	$8,418,625
Skopos Auto Receivables Trust
Series 2019-1A, Class A, 2.90%, 12/15/22(1)		6,543	6,554,117
Small Business Lending Trust
Series 2019-A, Class A, 2.85%, 7/15/26(1)		3,332	3,332,584
SpringCastle Funding Asset-Backed Notes
Series 2019-AA, Class A, 3.20%, 5/27/36(1)		4,141	4,157,561
Springleaf Funding Trust
Series 2015-BA, Class A, 3.48%, 5/15/28(1)		1,700	1,704,335
Series 2016-AA, Class A, 2.90%, 11/15/29(1)		384	384,292
Start, Ltd.
Series 2019-1, Class B, 5.095%, 3/15/44(1)		2,163	2,214,167
Tesla Auto Lease Trust
Series 2018-A, Class B, 2.75%, 2/20/20(1)		28	27,913
Series 2018-B, Class A, 3.71%, 8/20/21(1)		4,919	4,983,529
Series 2018-B, Class B, 4.12%, 10/20/21(1)		1,000	1,022,338
Series 2019-A, Class E, 5.48%, 5/22/23(1)		3,630	3,645,561
Trafigura Securitisation Finance PLC
Series 2017-1A, Class A2, 2.47%, 12/15/20(1)		1,950	1,949,337
Series 2017-1A, Class B, 3.44%, (1 mo. USD LIBOR + 1.70%), 12/15/20(1)(4)		500	501,511
Tricon American Homes Trust
Series 2016-SFR1, Class D, 3.886%, 11/17/33(1)		200	201,111
Upgrade Receivables Trust
Series 2019-1A, Class A, 3.48%, 3/15/25(1)		2,004	2,012,130
Series 2019-1A, Class B, 4.09%, 3/15/25(1)		4,000	4,029,728
Series 2019-2A, Class A, 2.77%, 10/15/25(1)		4,733	4,741,221
Vantage Data Centers Issuer, LLC
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)		1,227	1,265,713
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)		989	1,020,606
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)		5,477	5,514,299
VB-S1 Issuer, LLC
Series 2016-1A, Class C, 3.065%, 6/15/46(1)		5,610	5,645,499
Veros Automobile Receivables Trust
Series 2018-1, Class A, 3.63%, 5/15/23(1)		696	697,422

Total Asset-Backed Securities (identified cost $213,947,144)			$214,220,476

Foreign Government Bonds — 4.1%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.4%
Republic of Argentina, 7.50%, 4/22/26	USD	7,325	$3,829,858

			$3,829,858

Brazil — 0.9%
Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	31,070	$8,898,979

			$8,898,979

Security	Principal Amount (000’s omitted)		Value
Malaysia — 0.4%
Malaysia Government Bond, 3.441%, 2/15/21	MYR	8,515	$2,093,264
Malaysia Government Bond, 3.90%, 11/30/26	MYR	8,300	2,099,290

			$4,192,554

Mexico — 0.5%
Mexican Bonos, 7.75%, 5/29/31	MXN	89,055	$5,029,140

			$5,029,140

Supranational — 1.9%
European Bank for Reconstruction & Development, 9.25%, 12/2/20	IDR	140,260,000	$10,433,748
International Finance Corp., 6.30%, 11/25/24	INR	315,460	4,469,390
International Finance Corp., 7.45%, 11/8/21	INR	200,500	2,868,442

			$17,771,580

Total Foreign Government Bonds (identified cost $39,889,215)			$39,722,111

Senior Floating-Rate Loans — 0.4%(7)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Food Products — 0.4%
JBS USA Lux S.A., Term Loan, 5/1/26(8)		$4,150	$4,184,462

Total Senior Floating-Rate Loans (identified cost $4,170,750)			$4,184,462

Preferred Stocks — 1.0%

Security	Shares		Value
Oil and Gas — 0.0%(9)
Chesapeake Energy Corp., 5.75%, Convertible		400	$78,571

			$78,571

Oil, Gas & Consumable Fuels — 0.2%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(2)		101,616	$2,199,986

			$2,199,986

Real Estate Management & Development — 0.8%
Brookfield Property Partners, L.P., Series A2, 6.375%		275,000	$7,295,750

			$7,295,750

Total Preferred Stocks (identified cost $9,387,956)			$9,574,307

U.S. Treasury Obligations — 4.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(10)	$18,209	$18,373,899
U.S. Treasury Inflation-Protected Note, 0.50%, 1/15/28(10)	4,590	4,710,177
U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/23(10)	15,710	15,955,501

Total U.S. Treasury Obligations (identified cost $38,262,081)		$39,039,577

Short-Term Investments — 12.4%

Commercial Paper — 2.0%

Security	Principal Amount (000’s omitted)	Value
DXC Capital Funding, Ltd., 2.45%, 2/27/20(1)(11)	$9,500	$9,467,537
Marriott International, Inc., 2.03%, 1/15/20(1)(11)	9,500	9,492,380

Total Commercial Paper (identified cost $18,956,511)		$18,959,917

Other — 10.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.78%(12)	100,998,075	$100,998,075

Total Other (identified cost $100,994,173)		$100,998,075

Total Short-Term Investments (identified cost $119,950,684)		$119,957,992

Total Investments — 99.5% (identified cost $943,470,327)		$960,558,459

Other Assets, Less Liabilities — 0.5%		$4,971,747

Net Assets — 100.0%		$965,530,206

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2019, the aggregate value of these securities is $521,828,911 or 54.0% of the Fund’s net assets.

(2)	Security converts to variable rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2019.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2019.

(6)	Step coupon bond. Interest rate represents the rate in effect at December 31, 2019.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(8)	This Senior Loan will settle after December 31, 2019, at which time the interest rate will be determined.

(9)	Amount is less than 0.05%.

(10)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(11)

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At December 31, 2019, the aggregate value of these securities is $18,959,917, representing 2.0% of the Fund’s net assets.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2019.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	80.5%	$772,835,950
Brazil	4.1	39,308,589
United Kingdom	3.3	32,057,366
Mexico	3.0	29,232,926
Supranational	1.9	17,771,580
Cayman Islands	1.1	10,403,740
Italy	1.1	10,112,509
Canada	0.8	7,669,170
Australia	0.8	7,643,415
Spain	0.7	6,735,514
Denmark	0.6	6,055,268
Malaysia	0.4	4,192,554
Chile	0.4	4,111,763
Argentina	0.4	3,829,858
Israel	0.3	3,035,316
Ireland	0.3	2,450,848
Bermuda	0.2	2,214,167
Japan	0.1	897,926

Total Investments	100.0%	$960,558,459

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,872,584	EUR	1,688,506	State Street Bank and Trust Company	2/28/20	$—	$(28,029)

						$—	$(28,029)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
U.S. 2-Year Treasury Note	350	Long	3/31/20	$75,425,000	$(57,989)
U.S. 5-Year Treasury Note	393	Long	3/31/20	46,613,484	(209,438)
U.S. Ultra 10-Year Treasury Note	61	Long	3/20/20	8,582,891	(23,815)
U.S. Ultra-Long Treasury Bond	111	Long	3/20/20	20,163,844	(780,676)

					$(1,071,918)

Abbreviation:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

BRL	-	Brazilian Real

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

USD	-	United States Dollar

At December 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund enters into interest rate futures contracts to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Interest Rate	Financial futures contracts	$—	$(1,071,918)

Total		$—	$(1,071,918)

Foreign Exchange	Forward foreign currency exchange contracts	$—	$(28,029)

Total		$—	$(28,029)

At December 31, 2019, the value of the Fund’s investment in affiliated funds was $100,998,075, which represents 10.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 1.78%	$129,677,910	$132,923,928	$(161,618,025)	$10,876	$3,386	$100,998,075	$593,369	100,998,075

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$359,299,773	$—	$359,299,773
Collateralized Mortgage Obligations	—	62,772,964	—	62,772,964
Commercial Mortgage-Backed Securities	—	111,786,797	—	111,786,797
Asset-Backed Securities	—	214,220,476	—	214,220,476
Foreign Government Bonds	—	39,722,111	—	39,722,111
Senior Floating-Rate Loans	—	4,184,462	—	4,184,462
Preferred Stocks	9,495,736	78,571	—	9,574,307
U.S. Treasury Obligations	—	39,039,577	—	39,039,577
Short-Term Investments -
Commercial Paper	—	18,959,917	—	18,959,917
Other	—	100,998,075	—	100,998,075
Total Investments	$9,495,736	$951,062,723	$—	$960,558,459

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(28,029)	$—	$(28,029)
Futures Contracts	(1,071,918)	—	—	(1,071,918)
Total	$(1,071,918)	$(28,029)	$—	$(1,099,947)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.